SIGNIFICANT ACCOUNTING POLICIES - Control (Details) $ / shares in Units, $ in Millions							12 Months Ended
	Jan. 19, 2021 ARS ($) $ / shares shares	Jan. 11, 2021 ARS ($)	Dec. 30, 2020 $ / shares shares	Dec. 21, 2020 ARS ($) $ / shares shares	Nov. 10, 2020 ARS ($)	Jun. 27, 2019 ARS ($) $ / shares	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 ARS ($) $ / shares	Dec. 31, 2020 $ / shares	Sep. 25, 2019 USD ($) shares	Sep. 25, 2019 ARS ($) $ / shares shares	Sep. 04, 2019
Control
Par value (in argentine peso per share) | $ / shares								$ 1	$ 1
Tuves Paraguay
Control
Percentage of voting equity interests acquired												30.00%
Adjustment to the non-controlling interest balance								$ 128
Percentage of direct/indirect interest in capital stock and votes							67.50%
Proportion of ownership interest in subsidiary							67.50%
AVC Continente Audiovisual
Control
Number of holders offered option | shares										497,479	497,479
Par value (in argentine peso per share) | $ / shares											$ 1
Percentage of holders offered option										40.00%	40.00%
Option premium payable upon exercise of option										$ 720,000	$ 45,536
Option premium payable, cable TV subscription fees | item							22,768
Option premium owed							$ 39,000,000
Percentage of direct/indirect interest in capital stock and votes							60.00%
Proportion of ownership interest in subsidiary							60.00%
Micro Sistemas
Control
Par value (in argentine peso per share) | $ / shares	$ 1			$ 1
Voting right per share	1			1
Percentage of direct/indirect interest in capital stock and votes							100.00%
Irrevocable contribution paid in cash		$ 62			$ 60
Investments in subsidiaries	$ 62			$ 60
Increase in number of shares outstanding | shares	62,000,000			60,000,000
Proportion of ownership interest in subsidiary							100.00%
Personal Smarthome
Control
Par value (in argentine peso per share) | $ / shares			$ 1
Voting right per share			5
Percentage of direct/indirect interest in capital stock and votes							100.00%
Proportion of ownership interest in subsidiary							100.00%
Shareholders paid in cash (as a percentage)			25.00%
Personal Smarthome | Telecom Argentina
Control
Percentage of direct/indirect interest in capital stock and votes			90.00%
Proportion of ownership interest in subsidiary			90.00%
Outstanding shares | shares			90,000
Personal Smarthome | PEM
Control
Percentage of direct/indirect interest in capital stock and votes			10.00%
Proportion of ownership interest in subsidiary			10.00%
Outstanding shares | shares			10,000
Other deferred | Tuves Paraguay
Control
Increase in Tuves shareholding								$ 46
PEM
Control
Percentage of voting equity interests acquired						0.00001%
Par value (in argentine peso per share) | $ / shares						$ 1
Voting right per share						1
Total purchase price						$ 10,000
Percentage of direct/indirect interest in capital stock and votes						100.00%
Proportion of ownership interest in subsidiary						100.00%